GOODWILL AND ACQUISITIONS, Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
At the beginning of the financial year	$ 216,278	$ 30,952
Acquisition	327,026	200,573
Disposals	0	(15,247)
Foreign currency translation	(3,680)	0
At the end of the financial year	$ 539,624	$ 216,278